Venezuelan operations (Tables)	12 Months Ended
Dec. 31, 2018
Venezuelan Operations [Abstract]
Schedule of Foreign currency translation
As a consequence of those changes announced by the Government, the Company reassessed the exchange rate used for remeasurement purposes as follows:

			Effects of exchange rate change
Period	Exchange rate System applied	Exchange rate at System date change (VEF per US dollar)	Write down of inventories (i)	Impairment of long-lived assets (i)	Foreign currency exchange (loss) income (ii)
From February 8, 2013 to February 28, 2014	Official exchange rate	6.30	—	—	(15,379)
From March 1, 2014 to May 31, 2014	SICAD	11.80	7,611	—	(19,697)
From June 1, 2014 to February 28, 2015	SICAD II	49.98	9,937	45,186	(38,963)
From March 1, 2015 to March 9, 2016	SIMADI	177.00	3,250	7,804	(8,046)
From March 10, 2016 to May 30, 2017	DICOM	215.34	401	—	(117)
From May 31, 2017 to January 31, 2018	DICOM II	2,010.00	1,375	—	(2,554)
From February 1, 2018 up to date	NEW DICOM	25,000.00	38,095	—	11,223

(i)	Presented within Other operating (expenses) income, net.

(ii)	Presented within Foreign currency exchange results